Other receivables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other receivables
Total	$ 298,190,097	$ 335,840,652
Real estate properties held for lease, net member
Other receivables
Total	298,190,097	335,840,652
Henan Derun Real Estate Co. Ltd ("Henan Derun")
Other receivables
Total	154,038,237	139,364,804
Zhengzhou Jiahe Real Estate Co. Ltd ("Zhengzhou Jiahe")
Other receivables
Total	0	101,361,020	$ 67,400,000
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund ("Zhengzhou Yongzhi")
Other receivables
Total	25,095,284	24,521,449
Due from contractors
Other receivables
Total	20,298,040	16,322,092
Due from Zijin Royal Palace
Other receivables
Total	44,750,333
Others
Other receivables
Total	$ 54,008,203	$ 54,271,287